Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Entity Central Index Key	0001484750
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class A
Trading Symbol	CPXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.07% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,[1] which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.[1] This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	4.02%	1.81%	4.17%
Without sales charge	8.07%	2.59%	4.56%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,222,944,144
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 53,480,050
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class C
Trading Symbol	CPXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.78%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.42% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,[1] which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.[1] This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	6.42%[2]	1.93%	3.90%
Without sales charge	7.42%	1.93%	3.90%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,222,944,144
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 53,480,050
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class F
Trading Symbol	CPXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.51% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,[1] which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.[1] This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	8.51%	2.96%	4.62%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.30%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.62%
Linked Blended Benchmark[1]	8.14%	2.89%	4.69%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,222,944,144
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 53,480,050
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class I
Trading Symbol	CPXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.44% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,[1] which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.[1] This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	8.44%	2.89%	4.87%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,222,944,144
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 53,480,050
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class R
Trading Symbol	CPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.97% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,[1] which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.[1] This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	7.97%	2.44%	4.41%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,222,944,144
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 53,480,050
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class Z
Trading Symbol	CPXZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.50% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,[1] which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.[1] This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	8.50%	2.96%	4.94%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,222,944,144
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 53,480,050
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%